MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2014
MAJOR CUSTOMERS
Schedule of details of customers accounting for 10% or more of total net revenues
	Years Ended December 31
	2012	2013	2014
	$	$	$
Company A	—	196,538,334	218,631,492